Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT

($ millions)	2021	2020
Development and production assets	23,402.9	23,584.1
Corporate assets	123.2	120.7
Property, plant and equipment at cost	23,526.1	23,704.8
Accumulated depletion, depreciation and impairment	(15,838.8)	(19,332.8)
Net carrying amount	7,687.3	4,372.0

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	23,584.1	23,038.6
Accumulated depletion and impairment, beginning of year	(19,265.2)	(15,251.0)
Net carrying amount, beginning of year	4,318.9	7,787.6

Net carrying amount, beginning of year	4,318.9	7,787.6
Acquisitions through business combinations	953.8	0.2
Additions	736.5	504.2
Dispositions	(243.7)	(28.0)
Transfers from exploration and evaluation assets	57.5	198.0
Depletion	(708.5)	(611.6)
Impairment reversal (impairment)	2,514.4	(3,557.8)
Foreign exchange	11.4	26.3
Net carrying amount, end of year	7,640.3	4,318.9

Cost, end of year	23,402.9	23,584.1
Accumulated depletion and impairment, end of year	(15,762.6)	(19,265.2)
Net carrying amount, end of year	7,640.3	4,318.9

Corporate assets
Cost, beginning of year	120.7	117.2
Accumulated depreciation, beginning of year	(67.6)	(63.2)
Net carrying amount, beginning of year	53.1	54.0

Net carrying amount, beginning of year	53.1	54.0
Additions	2.5	3.5
Depreciation	(8.6)	(4.4)
Net carrying amount, end of year	47.0	53.1

Cost, end of year	123.2	120.7
Accumulated depreciation, end of year	(76.2)	(67.6)
Net carrying amount, end of year	47.0	53.1
At December 31, 2021, future development costs of $4.58 billion (December 31, 2020 - $4.18 billion) were included in costs subject to depletion.
Direct general and administrative costs capitalized by the Company during the year ended December 31, 2021 were $45.1 million (year ended December 31, 2020 - $37.7 million), including $14.3 million of share-based compensation costs (year ended December 31, 2020 - $5.4 million).
Impairment test of property, plant and equipment
2021 Impairment Reversal
At December 31, 2021, there were no indicators of impairment or impairment reversal.
At June 30, 2021, the significant increase in forecast benchmark commodity prices and the increase in the Company's market capitalization since the last impairment test at March 31, 2020 were indicators of impairment reversal. As a result, a test for impairment reversal was conducted and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at June 30, 2021:

	2021 (1)	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031 (3)
WTI ($US/bbl) (2)	71.33	67.20	63.95	63.23	64.50	65.79	67.10	68.44	69.81	71.21	72.63
Exchange Rate ($US/$Cdn)	0.803	0.802	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800
WTI ($Cdn/bbl)	88.83	83.79	79.94	79.04	80.63	82.24	83.88	85.55	87.26	89.01	90.79
AECO ($Cdn/mmbtu) (2)	3.46	3.13	2.72	2.71	2.76	2.82	2.88	2.94	2.99	3.05	3.12
(1)Effective July 1, 2021.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2031 to the end of the reserve life. Exchange rates are assumed to be constant at 0.800.
At June 30, 2021, the Company determined that the recoverable amount of the Southeast Saskatchewan, Southwest Saskatchewan, Southern Alberta and Northern U.S. CGUs exceeded their carrying amount. The full amounts of the impairment reversals were attributed to PP&E and, as a result, impairment reversals of $2.51 billion were recognized in net income. The impairment reversal was due to the significant increase in forecast benchmark commodity prices used in impairment testing at June 30, 2021 compared to March 31, 2020.
At December 31, 2021, the after tax impairments that can be reversed in future periods for each CGU, net of depletion had no impairment loss been recognized in prior periods, were $1.76 billion for Southeast Saskatchewan, $1.19 billion for Southwest Saskatchewan, $244.0 million for Alberta and $53.6 million for Northern U.S.
The following table summarizes the impairment reversal for the six months ended June 30, 2021 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment reversal	Impairment reversal, net of tax
Southeast Saskatchewan	Canada	2,941.0	15.00%	917.7	688.1
Southwest Saskatchewan	Canada	1,422.6	15.00%	604.1	453.0
Southern Alberta (1)	Canada	1,911.9	15.00%	555.6	416.6
Northern U.S.	U.S.	861.9	15.00%	437.0	326.0
Total impairment reversal		7,137.4		2,514.4	1,883.7
(1) Subsequently referred to as the Alberta CGU. See Note 2 - “Basis of Preparation” for additional information.
Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, discount rates, capital or operating costs would impact the recoverable amounts of assets and any recoveries or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at June 30, 2021, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(181.1)	199.2	350.7	(349.9)
Southwest Saskatchewan	(89.1)	97.9	183.4	(182.7)
Southern Alberta (1)	(89.4)	97.2	189.9	(190.3)
Northern U.S.	(57.1)	62.9	124.0	(124.1)
Increase (decrease)	(416.7)	457.2	848.0	(847.0)
(1) Subsequently referred to as the Alberta CGU. See Note 2 - “Basis of Preparation” for additional information.
2020 Impairment
At December 31, 2020, there were no indicators of impairment or impairment recovery.
At March 31, 2020, the significant decrease in forecast benchmark commodity prices and the value of the Company's market capitalization as compared to shareholders' equity were indicators of impairment. As a result, impairment and recovery testing were required and the Company prepared estimates of future cash flows to determine the recoverable amount of the respective assets.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at March 31, 2020:

	2020 (1)	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (3)
WTI ($US/bbl) (2)	29.17	40.45	49.17	53.28	55.66	56.87	58.01	59.17	60.35	61.56	62.79
Exchange Rate ($US/$Cdn)	0.707	0.728	0.745	0.747	0.748	0.750	0.750	0.750	0.750	0.750	0.750
WTI ($Cdn/bbl)	41.26	55.56	66.00	71.33	74.41	75.83	77.35	78.89	80.47	82.08	83.72
AECO ($Cdn/mmbtu) (2)	1.74	2.20	2.38	2.45	2.53	2.60	2.66	2.72	2.79	2.85	2.92
(1)Effective April 1, 2020.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2030 to the end of the reserve life. Exchange rates are assumed to be constant at 0.750.
At March 31, 2020, the Company determined that the carrying amount of the Southeast Saskatchewan, Southwest Saskatchewan, Northern U.S. and Southern Alberta CGUs exceeded their recoverable amount. The full amount of the impairments were attributed to PP&E and, as a result, impairment losses of $3.56 billion were recorded in net income. The impairment loss was due to the significant decrease in forecast benchmark commodity prices used in impairment testing at March 31, 2020 compared to December 31, 2019.
The following table summarizes the impairment expense for the year ended December 31, 2020 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	2,500.0	15.00%	1,726.1	1,286.7
Southwest Saskatchewan	Canada	940.9	15.00%	866.7	646.1
Northern U.S.	U.S.	465.8	15.00%	549.7	410.0
Southern Alberta (1)	Canada	489.2	15.00%	415.3	309.6
Total impairment		4,395.9		3,557.8	2,652.4
(1) Subsequently referred to as the Alberta CGU. See Note 2 - “Basis of Preparation” for additional information.
Changes in any of the key judgments, such as a revision in reserves, changes in forecast benchmark commodity prices, foreign exchange rates, capital or operating costs would impact the recoverable amounts of assets and any recoveries or impairment charges would affect net income. The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at March 31, 2020, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(139.3)	153.9	255.8	(251.4)
Southwest Saskatchewan	(55.5)	61.3	109.8	(108.9)
Northern U.S.	(35.8)	39.8	77.7	(79.4)
Southern Alberta (1)	(31.6)	35.0	60.8	(64.0)
Increase (decrease)	(262.2)	290.0	504.1	(503.7)
(1) Subsequently referred to as the Alberta CGU. See Note 2 - “Basis of Preparation” for additional information.